Deposits (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Summary of Deposits [Abstract]
Demand deposits, noninterest-bearing	$ 35,986,000	$ 30,342,000
Demand deposits, interest-bearing	29,197,000	21,249,000
Money market deposits	93,743,000	84,946,000
Savings deposits	224,486,000	230,621,000
Time deposits of $100,000 or more	106,713,000	109,941,000
Other time deposits	131,427,000	138,356,000
Brokered time deposits	5,216,000	21,752,000
Total deposits	626,768,000	637,207,000
Scheduled maturities of certificates of deposit [Abstract]
2014	126,885,000
2015	60,342,000
2016	30,445,000
2017	13,608,000
2018	12,063,000
Thereafter	13,000
Total	243,356,000
Deposits from related parties	$ 5,446,000	$ 5,767,000